Business Segment and Geographical Information (Tables)	9 Months Ended
Sep. 30, 2023
Segment Reporting [Abstract]
Schedule of Distribution of Revenue by Geographical Area	The distribution of revenue by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
	(in thousands)		(in thousands)
Ireland	$596,337	$526,867	$1,701,580	$1,395,198
Rest of Europe	384,720	397,538	1,172,752	1,281,996
U.S.	831,789	903,200	2,524,212	2,767,844
Rest of World	242,253	114,822	655,384	334,346

Total	$2,055,099	$1,942,427	$6,053,928	$5,779,384

Schedule of Distribution of Income from Operations by Geographical Area	The distribution of income from operations by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
	(in thousands)		(in thousands)
Ireland *	$121,343	$93,640	$298,567	$159,059
Rest of Europe	56,705	76,178	138,959	194,860
U.S.	70,013	63,356	213,846	177,145
Rest of World	16,250	10,570	39,212	60,809

Total	$264,311	$243,744	$690,584	$591,873
* Includes the full amount of the amortization charge associated with the intangible asset acquired in the Merger.
Schedule of Distribution of Depreciation and Amortization by Geographical Area	The distribution of long-lived assets (property, plant and equipment and operating right-of-use assets), net, by geographical area was as follows:

	September 30, 2023	December 31, 2022
	(in thousands)
Ireland	$172,016	$143,025
Rest of Europe	89,265	99,721
U.S.	165,597	213,311
Rest of World	47,703	48,095

Total	$474,581	$504,152